Business and Significant Accounting Policies (Narrative) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019	Jan. 01, 2019	Aug. 31, 2017	Dec. 31, 2004	Dec. 31, 2003
Business And Significant Accounting Polices [Line Items]
Goodwill impairment									$ 0	$ 0	$ 0
Goodwill	$ 4,064,000,000				$ 4,064,000,000				4,064,000,000	4,064,000,000		$ 4,751,000,000
Operating lease obligations												$ 89,000,000
Revenues	$ 995,000,000	$ 1,095,000,000	$ 1,021,000,000	$ 990,000,000	$ 991,000,000	$ 1,068,000,000	$ 964,000,000	$ 935,000,000
Accounting Standards Update 2016-02 [Member]
Business And Significant Accounting Polices [Line Items]
Operating lease obligations													$ 82,000,000
Accounting Standards Update 2017-07 [Member]
Business And Significant Accounting Polices [Line Items]
Reclassification from operation and maintenance expense to other income and (deductions)										31,000,000	28,000,000
Increase in provision in lieu of income taxes and decrease in non-operating provision in lieu of income taxes										$ 11,000,000	$ 10,000,000
Accounting Standards Update 2018-02 [Member]
Business And Significant Accounting Polices [Line Items]
Reclassification from AOCI to membership interests for stranded tax effects									$ 4,000,000
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Ownership interests acquired														0.22%
Bondco
Business And Significant Accounting Polices [Line Items]
Principal amount of transition bonds issued															$ 1,300,000,000	$ 1,300,000,000
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Ownership	80.25%								80.25%
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Percentage of membership interest owned by non-controlling owners	19.75%								19.75%					19.75%
Maximum [Member] | Accounting Standards Update 2016-02 [Member]
Business And Significant Accounting Polices [Line Items]
Operating lease obligations	$ 100,000,000								$ 100,000,000